Account receivable (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts receivable
Additional allowances for doubtful accounts charged to statement of income	$ 2	$ 23	$ 48
Account receivable written-off	1	37	8
Customers
Accounts Receivable, Gross, Current	8,610	8,329
Accounts receivable
Customers
Total	8,505	8,211
Accounts receivable | Allowance for doubtful accounts
Customers
Allowance	(105)	(118)
Denominated in Brazilian Reais
Customers
Accounts Receivable, Gross, Current	1,228	1,227
Denominated in other currencies, mainly US dollars
Customers
Accounts Receivable, Gross, Current	$ 7,382	$ 7,102
Steel industry accounts receivable | Customer
Accounts receivable
Percentage of concentration risk	70.36%
Total revenues | Customer | Maximum
Accounts receivable
Percentage of concentration risk	10.00%